Preferred share issuance and merger	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Preferred share issuance and merger

(2)   Preferred share issuance and merger

Preferred stock

On August 11, 2015, the Company issued and sold to BCP IV GrafTech Holdings LP, an affiliate of Brookfield (i) 136,616 shares of a new Series A Convertible Preferred Stock, par value $0.01 per share (the "Series A Preferred Stock"), convertible into 19.9% of the shares of Common Stock of the Company outstanding immediately prior to such issuance and (ii) 13,384 shares of a new Series B Convertible Preferred Stock, par value $0.01 per share (the "Series B Preferred Stock," and, together with the Series A Preferred Stock, the "Preferred Stock"), convertible into 2% of the shares of Common Stock of the Company outstanding immediately prior to such issuance for an aggregate purchase price of $150,000,000 in cash (the "Purchase Price"), under the Investment Agreement dated May 4, 2015 (the "Investment Agreement") between the Company and Brookfield.

The closing of such issuance and sale occurred after the satisfaction of the closing conditions set forth in the Investment Agreement.

Pursuant to the Investment Agreement, the Company reimbursed Brookfield for $500,000 in out-of-pocket fees and expenses (including fees and expenses of legal counsel) incurred by Brookfield in connection with the transaction.

The proceeds from the issuance and sale were used by the Company, along with funds available under the Company's $40 million delayed draw term loan facility, revolving facility and cash on hand, to prepay the Company's $200 million Senior Subordinated Notes due November 30, 2015.

Merger agreement

On May 18, 2015, the Company entered into an Agreement and Plan of Merger (the "Merger Agreement"), dated May 17, 2015, with Brookfield (called "Parent" therein) and Athena Acquisition Subsidiary Inc. a wholly owned subsidiary of Parent ("Acquisition Sub"). Pursuant to the Merger Agreement, on May 26, 2015, Parent commenced a cash tender offer to purchase any and all of the outstanding shares of Common Stock, par value $0.01 per share (the "Shares"), of the Company, at a purchase price of $5.05 per Share in cash (the "Offer Price"), on the terms and subject to the conditions set forth in the Offer to Purchase, dated May 26, 2015 (together with any amendments and supplements thereto, the "Offer to Purchase") and in the related Letter of Transmittal (the "Letter of Transmittal" and, together with the Offer to Purchase, the "Offer").

On August 14, 2015, Acquisition Sub accepted for payment all Shares validly tendered in the Offer and not withdrawn prior to the expiration of the Offer, and payment of the Offer Price for such Shares was made promptly. On August 17, 2015, Acquisition Sub merged with and into the Company, with the Company surviving as a wholly owned subsidiary of Parent (the "Merger").

Pursuant to the Merger Agreement, upon consummation of the Merger, each Share that was not tendered and accepted pursuant to the Offer (other than canceled Shares, dissenting Shares and Shares held by the Company's subsidiaries or Parent's subsidiaries (other than Acquisition Sub)) was canceled and converted into cash consideration in an amount equal to the Offer Price.

Business combination

The computation of the fair value of the total consideration at the date of acquisition follows:

Purchase consideration
(In thousands except share price)

	# Shares	Unit price	Amount

Convertible Preferred Equity
Series A and B	150	$1,000.00	$150,000
Common Equity
Common Shares	139,397	$5.05	$703,955
Net value of options			$382

Total			$854,337

Recording of assets acquired and liabilities assumed:    The acquisition was accounted for using the acquisition method of accounting. Under the acquisition method, the identifiable assets acquired and the liabilities assumed are assigned a new basis of accounting reflecting their estimated fair values. The information included herein has been prepared based on the allocation of purchase price using estimates of the fair values and useful lives of assets acquired and liabilities assumed based on the best available information determined with the assistance of independent valuations, quoted market prices and management estimates.

The following table summarizes the fair values of the identifiable assets acquired and liabilities assumed at the acquisition date:

Net identifiable assets acquired
Cash	$25,032
Accounts receivable	94,298
Inventories	344,765
Property, plant and equipment	650,405
Intangible assets	155,700
Deferred tax assets	41,606
Prepaid and other current assets	49,716
Other non-current assets	8,428
Accounts payable	(68,005)
Short-term debt	(18,779)
Other accrued liabilities	(53,252)
Long-term debt	(367,811)
Other long-term liabilities	(101,648)
Deferred tax liabilities	(79,235)

Net identifiable assets acquired	$681,220

Goodwill	$173,117

Net assets acquired	$854,337

Goodwill:    Goodwill of approximately $173.1 million was recognized for the acquisition and is calculated as the excess of the consideration transferred over the net assets acquired and represents the future economic benefits arising from other assets acquired that could not be individually identified and separately recognized. This amount reflects an increase of $1.1 million recorded in March 2016.